As filed with the Securities and Exchange Commission on May 16, 2013

1933 Act Registration No. 333-84639

1940 Act Registration No. 811-09521

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 103	☒

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 106	☒

MANAGERS AMG FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue

Norwalk, Connecticut 06854

(Address of principal executive offices)

Registrant’s telephone number, including area code: (800) 835-3879

Gregory C. Davis

Rajib Chanda

Ropes & Gray LLP

Three Embarcadero Center

San Francisco, CA 94111-4006

(Name and address of agent for service)

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to (a)(2) of rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Amendment relates solely to GW&K Small Cap Equity Fund, GW&K Municipal Enhanced Yield Fund, GW&K Municipal Bond Fund, Renaissance Large Cap Growth Fund, TimesSquare Small Cap Growth Fund, TimesSquare Mid Cap Growth Fund, TimesSquare International Small Cap Fund, Skyline Special Equities Portfolio, Yacktman Focused Fund and Yacktman Fund, each a series of Managers AMG Funds.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, each as amended, Managers AMG Funds certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Norwalk, and State of Connecticut, on the 16th day of May, 2013.

MANAGERS AMG FUNDS

By:	/s/ Donald S. Rumery
Donald S. Rumery
Treasurer, Chief Financial Officer, and Principal Financial Officer

Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date

/s/ Bruce B. Bingham* Bruce B. Bingham	Trustee	May 16, 2013

/s/ Christine C. Carsman* Christine C. Carsman	Trustee	May 16, 2013

/s/ William E. Chapman, II* William E. Chapman, II	Trustee	May 16, 2013

/s/ Edward J. Kaier* Edward J. Kaier	Trustee	May 16, 2013

/s/ Steven J. Paggioli* Steven J. Paggioli	Trustee	May 16, 2013

/s/ Eric Rakowski* Eric Rakowski	Trustee	May 16, 2013

/s/ Thomas R. Schneeweis* Thomas R. Schneeweis	Trustee	May 16, 2013

/s/ Keitha L. Kinne Keitha L. Kinne	President and Principal Executive Officer (Principal Executive Officer)	May 16, 2013

/s/ Donald S. Rumery Donald S. Rumery	Treasurer, Chief Financial Officer, and Principal Financial Officer (Principal Accounting Officer) (Principal Financial Officer)	May 16, 2013

* By:	/s/ Donald S. Rumery
Donald S. Rumery

  Pursuant to Powers of Attorney incorporated herein by reference

  Date: May 16, 2013

Managers AMG Funds

Exhibit Index

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX.101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX.101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase